Property and Equipment, Net - Schedule of Property and Equipment by Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	$ 156	$ 216
Israel [Member]
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	64	88
Romania [Member]
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	47	58
Germany [Member]
Schedule of Property and Equipment by Geographical Location [Line Items]
Total property and equipment, net	$ 45	$ 70